financial instruments - Market risks (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest rate risk
Market risks
Percentage of reasonably possible changes in market risk variable	0.25%	0.25%
Net income sensitivity to increase in risk variable	$ (2)	$ (3)
Other comprehensive income sensitivity to increase in risk variable	2	1
Comprehensive income sensitivity to increase in risk variable		(2)
Net income sensitivity to decrease in risk variable	2	3
Other comprehensive income sensitivity to decrease in risk variable	(1)
Comprehensive income sensitivity to decrease in risk variable	$ 1	$ 3
U.S. Dollars | Currency risk
Market risks
Percentage of reasonably possible changes in market risk variable	10.00%	10.00%
Net income sensitivity to increase in risk variable	$ (1)	$ (1)
Other comprehensive income sensitivity to increase in risk variable	(33)	(15)
Comprehensive income sensitivity to increase in risk variable	(34)	(16)
Net income sensitivity to decrease in risk variable	1	1
Other comprehensive income sensitivity to decrease in risk variable	33	15
Comprehensive income sensitivity to decrease in risk variable	$ 34	$ 16
Equity contributed, Common shares
Market risks
Data period for share price volatility	12 months	12 months
Share price volatility for sensitivity analysis (as a per cent)	10.90%	7.00%
Equity contributed, Common shares | Other market risk
Market risks
Percentage of reasonably possible changes in market risk variable	25.00%	25.00%
Net income sensitivity to increase in risk variable		$ (8)
Other comprehensive income sensitivity to increase in risk variable	$ (1)	13
Comprehensive income sensitivity to increase in risk variable	(1)	5
Net income sensitivity to decrease in risk variable	5	14
Other comprehensive income sensitivity to decrease in risk variable	1	(13)
Comprehensive income sensitivity to decrease in risk variable	$ 6	$ 1